UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 152.6% (95.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 129.0% (80.3% of Total Investments) (4)

	Aerospace & Defense – 1.9% (1.2% of Total Investments)

$4,269	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$4,296,986
5,739	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	4,423,636
2,971	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	BB	2,947,299
12,979	Total Aerospace & Defense				11,667,921

	Air Freight & Logistics – 0.5% (0.3% of Total Investments)

2,993	XPO Logistics, Inc., Term Loan B	5.500%	10/27/21	Ba1	3,014,010

	Airlines – 1.8% (1.1% of Total Investments)

3,431	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	3,417,388
2,970	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/08/21	BB+	2,971,625
4,410	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,413,674
10,811	Total Airlines				10,802,687

	Automobiles – 2.3% (1.4% of Total Investments)

4,588	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	4,591,625
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,669,753
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,893,334
14,383	Total Automobiles				14,154,712

	Building Products – 0.7% (0.4% of Total Investments)

2,060	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,979,962
2,115	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	2,114,931
4,175	Total Building Products				4,094,893

	Capital Markets – 0.9% (0.6% of Total Investments)

2,786	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,788,007
2,925	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,931,704
5,711	Total Capital Markets				5,719,711

	Chemicals – 1.8% (1.1% of Total Investments)

2,727	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,729,048
592	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	591,029
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	2,314,452
1,995	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	B	1,865,325
3,489	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	3,451,637
11,122	Total Chemicals				10,951,491

	Commercial Services & Supplies – 3.5% (2.2% of Total Investments)

1,494	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,479,676
934	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	932,285
824	Education Management LLC, Tranche A, Term Loan, (5)	5.500%	7/02/20	N/R	226,677
1,491	Education Management LLC, Tranche B, Term Loan, (5)	8.500%	7/02/20	N/R	78,291
4,556	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,781,474
500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	365,000
1,500	KAR Auction Services, Inc., Term Loan B3, First Lien	4.250%	3/04/23	BB–	1,505,625
3,856	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	BB–	3,866,872
2,950	Protection One, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba2	2,964,290
2,804	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	B–	2,558,904
1,995	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	1,959,256
1,750	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	CCC+	1,592,500
24,654	Total Commercial Services & Supplies				21,310,850

Nuveen Investments	1

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment – 1.3% (0.8% of Total Investments)

$6,724	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	$4,745,831
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	715,335
2,274	Riverbed Technology, Inc., Term Loan B, First Lien	5.750%	4/25/22	B1	2,292,691
10,058	Total Communications Equipment				7,753,857

	Consumer Finance – 2.3% (1.4% of Total Investments)

11,550	First Data Corporation, Term Loan B, First Lien	4.439%	3/24/21	BB	11,591,901
2,500	First Data Corporation, Term Loan B	4.189%	7/08/22	BB	2,502,232
14,050	Total Consumer Finance				14,094,133

	Containers & Packaging – 1.5% (0.9% of Total Investments)

1,805	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	1,812,193
4,298	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	4,290,153
2,827	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	2,838,867
8,930	Total Containers & Packaging				8,941,213

	Diversified Consumer Services – 5.6% (3.5% of Total Investments)

1,741	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,747,236
7,948	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	7,916,204
407	Harland Clarke Holdings Corporation, Extended Term Loan	5.881%	6/30/17	BB–	404,724
3,239	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	3,203,433
1,416	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	BB–	1,389,672
8,569	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	8,602,797
2,978	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,921,672
217	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	201,585
7,752	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	7,790,597
34,267	Total Diversified Consumer Services				34,177,920

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

1,489	MJ Acquisition Corp., Term Loan, First Lien	4.000%	6/01/22	BB–	1,485,028
2,200	MGM Growth Properties, Term Loan B	4.000%	4/07/23	BB	2,216,500
3,689	Total Diversified Financial Services				3,701,528

	Diversified Telecommunication Services – 5.7% (3.6% of Total Investments)

3,757	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien, (DD1)	2.940%	3/31/21	BB	3,565,627
1,703	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,684,144
1,181	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	1,110,607
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	3,683,167
2,435	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	2,441,866
10,772	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	10,739,975
4,437	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	4,428,088
2,860	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	2,853,544
4,703	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	4,693,060
35,515	Total Diversified Telecommunication Services				35,200,078

	Electric Utilities – 0.4% (0.2% of Total Investments)

2,500	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	2,501,043

	Electronic Equipment, Instruments & Components – 1.1% (0.7% of Total Investments)

3,999	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	3,398,816
3,282	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	3,220,478
7,281	Total Electronic Equipment, Instruments & Components				6,619,294

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

629	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	556,259
5,200	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	2,548,132
1,000	Seventy Seven Operating LLC, Term Loan B, (WI/DD)	TBD	TBD	CCC	785,000
6,829	Total Energy Equipment & Services				3,889,391

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing – 8.3% (5.2% of Total Investments)

$4,910	Albertson’s LLC, Term Loan B2	5.500%	3/21/19	BB	$4,924,075
27,720	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	27,852,834
2,993	Albertson’s LLC, Term Loan B5	5.500%	12/21/22	BB	3,007,463
3,141	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,116,278
3,981	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	3,871,470
733	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B2	712,964
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB	1,507,500
2,975	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	2,986,156
3,106	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	3,078,268
51,059	Total Food & Staples Retailing				51,057,008

	Food Products – 6.3% (3.9% of Total Investments)

1,965	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,963,084
5,744	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	5,765,424
6,153	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	6,190,456
3,866	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	3,867,866
16,706	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	16,706,254
4,449	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	4,026,603
38,883	Total Food Products				38,519,687

	Health Care Equipment & Supplies – 3.5% (2.2% of Total Investments)

580	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	582,672
1,298	CareCore National LLC, Term Loan	5.500%	3/05/21	B	1,217,193
4,877	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,706,669
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,253,188
2,388	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	2,398,381
1,995	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	2,004,664
6,720	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	6,726,200
1,721	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,720,983
22,132	Total Health Care Equipment & Supplies				21,609,950

	Health Care Providers & Services – 6.7% (4.2% of Total Investments)

1,975	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	1,994,750
1,726	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,702,166
3,452	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	3,406,152
3,598	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	3,616,073
7,351	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	7,167,588
1,405	Genesis Healthcare LLC, Term Loan	11.000%	12/04/17	B–	1,398,189
994	HCA, Inc., Term Loan B6, First Lien	3.685%	3/17/23	BBB–	1,001,814
2,469	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	2,338,296
3,644	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	3,607,515
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,913,334
698	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	696,478
1,533	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	1,525,546
3,876	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	3,023,262
2,364	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	2,362,179
2,590	Quorum Health Corp., Term Loan B, (WI/DD)	TBD	TBD	B1	2,589,596
1,480	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.000%	6/01/18	Ba2	1,481,592
1,450	Select Medical Corporation, Term Loan F, First Lien	6.000%	3/03/21	Ba2	1,463,171
42,605	Total Health Care Providers & Services				41,287,701

	Health Care Technology – 0.8% (0.5% of Total Investments)

5,102	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	5,132,281

	Hotels, Restaurants & Leisure – 5.6% (3.5% of Total Investments)

7,797	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	7,818,863
2,934	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	2,948,067
3,652	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	3,667,238
2,598	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	5.000%	12/09/20	CCC	2,603,160
2,233	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,224,751
3,910	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	3,861,125

Nuveen Investments	3

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Hotels, Restaurants & Leisure (continued)

$4,447	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	$4,393,261
3,256	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	3,183,889
3,497	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	3,508,017
34,324	Total Hotels, Restaurants & Leisure				34,208,371

	Household Durables – 0.4% (0.2% of Total Investments)

2,435	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	2,444,235

	Industrial Conglomerates – 0.4% (0.2% of Total Investments)

2,274	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,253,724

	Insurance – 2.2% (1.4% of Total Investments)

5,300	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	5,263,115
2,494	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	2,490,633
5,855	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	Ba3	5,811,572
13,649	Total Insurance				13,565,320

	Internet & Catalog Retail – 1.4% (0.8% of Total Investments)

8,383	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	8,412,294

	Internet Software & Services – 2.0% (1.3% of Total Investments)

995	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	997,021
731	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba2	734,144
3,386	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	3,399,301
290	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba2	290,074
7,837	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	7,112,531
13,239	Total Internet Software & Services				12,533,071

	IT Services – 0.9% (0.6% of Total Investments)

3,756	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B1	3,619,433
449	Mitchell International, Inc., Initial Term Loan B, First Lien	4.500%	10/13/20	B1	444,984
566	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	566,842
1,127	Zayo Group LLC, Term Loan B2	4.500%	5/06/21	Ba2	1,135,314
5,898	Total IT Services				5,766,573

	Leisure Products – 1.9% (1.2% of Total Investments)

3,736	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	3,624,188
3,125	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	3,078,615
938	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	938,434
3,153	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	3,148,680
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	999,167
11,952	Total Leisure Products				11,789,084

	Machinery – 0.5% (0.3% of Total Investments)
1,818	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	1,809,291
1,250	Vizient, Inc., Term Loan B, First Lien	6.250%	2/13/23	B1	1,261,979
3,068	Total Machinery				3,071,270

	Marine – 0.2% (0.1% of Total Investments)

1,500	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/06/20	B	1,312,500

	Media – 12.2% (7.6% of Total Investments)

2,110	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	2,093,490
2,200	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,084,500
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,376,903
995	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	878,954
1,965	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,677,619
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,275,000
7,461	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	7,467,663
5,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB–	5,027,230

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$2,718	Clear Channel Communications, Inc.,Term Loan E	7.935%	7/30/19	Caa1	$2,027,347
2,538	Clear Channel Communications, Inc., Tranche D, Term Loan	7.185%	1/30/19	Caa1	1,899,593
13,536	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	9,354,303
3,740	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	3,747,016
640	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	640,030
890	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	892,414
2,948	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	2,950,545
1,500	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	1,470,000
2,963	McGraw–Hill Education Holdings LLC, Term Loan B	6.250%	3/22/19	B+	2,967,584
2,494	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	2,500,373
3,283	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	3,213,243
17,436	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,454,759
673	Virgin Media Investment Holdings, Term Loan F, First Lien	3.500%	6/30/23	BB–	673,005
1,984	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,967,327
396	Yell Group PLC, Term Loan A2	5.624%	3/01/19	N/R	1,167,091
17	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	N/R	—
1,946	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	N/R	—
83,176	Total Media				74,805,989

	Metals & Mining – 0.6% (0.4% of Total Investments)

3,690	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	3,492,124

	Multiline Retail – 2.1% (1.3% of Total Investments)

2,228	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	2,203,833
3,000	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	2,683,125
4,433	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	4,453,080
2,010	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	2,015,339
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	1,390,049
13,053	Total Multiline Retail				12,745,426

	Oil, Gas & Consumable Fuels – 1.7% (1.1% of Total Investments)

1,500	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	1,305,000
674	Crestwood Holdings LLC, Term Loan B	8.619%	6/19/19	B–	602,554
5,480	Energy and Exploration Partners, Term Loan, (5)	0.000%	1/22/19	N/R	630,154
867	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	B2	693,333
1,000	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	3.875%	10/01/18	B–	755,000
1,067	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	292,180
5,338	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.500%	6/18/20	B–	3,127,299
3,823	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	1,880,454
56	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	N/R	55,878
1,115	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	1,103,979
20,920	Total Oil, Gas & Consumable Fuels				10,445,831

	Pharmaceuticals – 4.7% (2.9% of Total Investments)

5,985	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	5,975,023
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	35,156
3,930	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	3,902,981
5,555	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	5,555,338
4,451	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	4,476,444
2,610	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	BB–	2,542,097
6,430	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	6,309,763
34,586	Total Pharmaceuticals				28,796,802

	Professional Services – 0.3% (0.2% of Total Investments)

1,620	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,556,539

	Real Estate Investment Trust – 4.1% (2.5% of Total Investments)

13,190	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	12,970,433
4,851	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	4,859,182
2,274	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	2,260,126
5,466	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	4,806,476
25,781	Total Real Estate Investment Trust				24,896,217

Nuveen Investments	5

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

$3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	$3,736,852
3,707	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	3,719,891
7,430	Total Real Estate Management & Development				7,456,743

	Road & Rail – 0.3% (0.2% of Total Investments)

1,995	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	1,775,550

	Semiconductors & Semiconductor Equipment – 6.6% (4.0% of Total Investments)

2,450	Avago Technologies, Term Loan A	2.183%	2/01/21	BBB	2,380,329
20,000	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	20,048,620
1,750	Micron Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Baa2	1,762,031
5,114	Microsemi Corporation, Term Loan B, First Lien	5.250%	1/16/23	Ba2	5,157,588
4,239	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	4,259,249
2,884	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	2,883,803
4,250	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	4,278,156
40,687	Total Semiconductors & Semiconductor Equipment				40,769,776

	Software – 9.5% (5.9% of Total Investments)

3,066	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	2,885,788
5,610	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	4,859,611
2,494	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	2,505,049
4,748	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	4,595,196
1,600	Compuware Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	1,384,667
3,987	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	3,987,010
4,648	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	4,644,986
12,781	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	12,514,307
1,741	Informatica Corp.,Term Loan B	4.250%	8/05/22	B	1,720,754
2,792	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	2,792,227
2,970	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	2,966,288
6,273	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,298,180
2,314	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	2,221,547
2,264	SS&C Technologies, Inc./Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	2,273,936
323	SS&C Technologies, Inc./Sunshine Acquisition II, Inc., Term Loan B2	4.019%	7/08/22	BB	323,971
2,235	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	2,254,210
59,846	Total Software				58,227,727

	Specialty Retail – 2.3% (1.4% of Total Investments)

1,250	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B1	1,175,000
3,570	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	3,535,974
6,638	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	6,686,280
2,673	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	2,667,683
14,131	Total Specialty Retail				14,064,937

	Technology Hardware, Storage & Peripherals – 4.5% (2.8% of Total Investments)

17,642	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	17,649,415
10,000	Western Digital, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	9,856,250
27,642	Total Technology Hardware, Storage & Peripherals				27,505,665

	Textiles, Apparel & Luxury Goods – 0.3% (0.2% of Total Investments)

1,000	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	776,875
1,207	J Crew Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	965,968
2,207	Total Textiles, Apparel & Luxury Goods				1,742,843

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

8,106	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	8,113,111
1,654	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,546,901
9,760	Total Trading Companies & Distributors				9,660,012

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

$151	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	$132,481
1,207	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	1,059,850
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	743,498
875	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	768,391
3,079	Total Transportation Infrastructure				2,704,220

	Wireless Telecommunication Services – 3.0% (1.9% of Total Investments)

4,709	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	4,683,539
4,589	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	4,585,141
4,850	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	4,843,937
2,244	T–Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	2,260,366
2,000	UPC Broadband Holding BV, Term Loan AH	3.344%	6/30/21	BB	1,999,464
18,392	Total Wireless Telecommunication Services				18,372,447
$834,445	Total Variable Rate Senior Loan Interests (cost $829,512,937)				790,576,649

Shares	Description (1)				Value

	COMMON STOCKS – 1.5% (0.9% of Total Investments)

	Banks – 0.3% (0.2% of Total Investments)

37,535	BLB Worldwide Holdings Inc., (7), (8)				$2,045,658

	Diversified Consumer Services – 0.3% (0.2% of Total Investments)

78,490	Cengage Learning Holdings II LP, (7), (8)				1,491,310

9,876,769	Education Management Corporation, (7), (8)				988
	Total Diversified Consumer Services				1,492,298

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
2,712	Vantage Drill International, (7), (8)				257,640

	Health Care Providers & Services – 0.1% (0.1% of Total Investments)

113,515	Millennium Health LLC, (7), (8)				737,847

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

2,670	Buffets Term Loan, (7), (8)				—

	Media – 0.7% (0.4% of Total Investments)

6,597	Cumulus Media, Inc., (8)				2,451
26,045	Metro–Goldwyn–Mayer, (7), (8)				2,083,600
57,088	Tribune Media Company				2,200,742
45,942	Tribune Media Company, (6)				—
14,272	Tribune Publishing Company				161,702
	Total Media				4,448,495

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

64	Southcross Holdings Borrower LP, (7), (8)				16,000

	Professional Services – 0.0% (0.0% of Total Investments)

47,152	Vertrue, Inc., (7), (8)				84,874

	Software – 0.0% (0.0% of Total Investments)

743,286	Eagle Topco LP, (6), (8)				1
	Total Common Stocks (cost $11,328,978)				9,082,813

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
10,989	Education Management Corporation, (7)	7.500%		N/R	$21,978
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				21,978

Nuveen Investments	7

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)
$850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$741,625
$850	Total Convertible Bonds (cost $696,250)				741,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 14.2% (8.8% of Total Investments)

	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)

$1,034	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$987,470

	Communications Equipment – 0.2% (0.1% of Total Investments)

5,565	Avaya Inc., 144A	10.500%	3/01/21	Caa2	1,113,000

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,715	Reynolds Group	9.875%	8/15/19	CCC+	1,772,881

	Diversified Telecommunication Services – 1.4% (0.9% of Total Investments)

2,560	Frontier Communications Corporation	6.250%	9/15/21	BB	2,380,800
2,200	Frontier Communications Corporation	6.875%	1/15/25	BB	1,831,500
1,080	IntelSat Limited	6.750%	6/01/18	CC	834,300
5,750	IntelSat Limited	7.750%	6/01/21	CC	1,926,250
4,550	IntelSat Limited	8.125%	6/01/23	CC	1,490,125
16,140	Total Diversified Telecommunication Services				8,462,975

	Health Care Equipment & Supplies – 2.5% (1.6% of Total Investments)

3,250	Kinetic Concepts	10.500%	11/01/18	B–	3,284,612
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,920,000
1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,005,000
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	4,240,000
1,650	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,711,875
3,335	Tenet Healthcare Corporation	6.750%	6/15/23	B3	3,309,987
15,235	Total Health Care Equipment & Supplies				15,471,474

	Health Care Providers & Services – 2.1% (1.3% of Total Investments)

1,750	Community Health Systems, Inc.	8.000%	11/15/19	B+	1,760,938
2,710	Community Health Systems, Inc.	5.125%	8/01/21	BB	2,717,886
6,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	5,820,000
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,146,000
1,700	Select Medical Corporation	6.375%	6/01/21	B–	1,612,875
13,760	Total Health Care Providers & Services				13,057,699

	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)

3,200	Scientific Games International Inc.	10.000%	12/01/22	B	2,644,800

	Media – 3.5% (2.2% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,051,250
200	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	207,701
1,762	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	695,990
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	5,085,550
10,950	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	2,983,854
10,350	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	7,322,625
2,000	Dish DBS Corporation	5.875%	7/15/22	BB–	1,945,000
2,500	Dish DBS Corporation	5.875%	11/15/24	BB–	2,346,875
35,324	Total Media				21,638,845

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Real Estate Investment Trust – 0.2% (0.1% of Total Investments)

$1,500	iStar Inc.	4.000%	11/01/17	B+	$1,477,500

	Semiconductors & Semiconductor Equipment – 0.9% (0.5% of Total Investments)

500	Advanced Micro Devices, Inc.	6.750%	3/01/19	CCC	420,000
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	2,240,000
2,468	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	1,894,190
1,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	742,500
6,768	Total Semiconductors & Semiconductor Equipment				5,296,690

	Software – 0.5% (0.3% of Total Investments)

2,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,850,000
1,500	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	1,102,500
4,000	Total Software				2,952,500

	Wireless Telecommunication Services – 2.0% (1.2% of Total Investments)

750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	708,750
7,750	Sprint Corporation	7.875%	9/15/23	B+	6,045,000
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,312,500
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,909,376
14,000	Total Wireless Telecommunication Services				11,975,626
$118,241	Total Corporate Bonds (cost $114,473,996)				86,851,460

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 6.1% (3.8% of Total Investments)

$1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14, 144A	5.718%	11/20/24	BB	$1,089,283
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.134%	7/20/23	BB	2,255,415
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	5.633%	4/18/25	BB	443,409
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	5.228%	7/15/25	BB	1,451,520
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.678%	12/24/23	BB	829,789
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A, 144A	5.028%	1/15/23	BB	1,232,702
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.628%	4/15/24	BB	415,929
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.383%	10/19/22	BB	2,496,787
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	5.629%	2/25/17	BB–	5,019,060
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	6.128%	4/15/22	BB	2,852,373
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.783%	4/19/22	BB+	1,355,556
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.985%	4/22/22	BB	1,384,931
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.134%	4/20/26	Ba3	2,334,714
1,500	Madison Park Funding Limited, Series 2012-10A, 144A	5.884%	1/20/25	BB	1,342,465
500	North End CLO Limited, Loan Pool, 144A	5.233%	7/17/25	BB	352,160
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A, 144A	5.733%	1/18/24	BB–	554,867
800	Oak Hill Credit Partners Series 2013-9A, 144A	5.634%	10/20/25	BB–	679,509
3,360	Oak Hill Credit Partners, Series 2012-7A, 144A	5.618%	11/20/23	BB	2,867,592
3,000	Octagon Investment Partners, Series 2015-1A, 144A	6.484%	10/20/26	Ba3	2,587,992
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.620%	11/08/24	BB–	2,416,728
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BB	936,229
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.375%	5/24/23	BB	2,570,346
$43,310	Total Asset-Backed Securities (cost $40,522,547)				37,469,356

Nuveen Investments	9

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1), (9)			Value

	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund			$4,657,807
968,586	Eaton Vance Senior Income Trust			5,695,286
	Total Investment Companies (cost $11,981,509)			10,353,093
	Total Long-Term Investments (cost $1,008,542,903)			935,096,974

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.0% (5.0% of Total Investments)

	REPURCHASE AGREEMENTS – 8.0% (5.0% of Total Investments)

$49,233	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $49,232,716, collateralized by $46,935,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $50,220,450	0.030%	5/02/16	$49,232,593
	Total Short-Term Investments (cost $49,232,593)			49,232,593
	Total Investments (cost $1,057,775,496) – 160.6%			984,329,567
	Borrowings – (39.3)% (10), (11)			(240,800,000)
	Variable Rate Term Preferred Shares, at Liquidation Preference – (17.6)% (12)			(108,000,000)
	Other Assets Less Liabilities – (3.7)%			(22,715,078)
	Net Assets Applicable to Common Shares – 100%			$612,814,489

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$790,576,649	$—	*	$790,576,649
Common Stocks	2,364,895	6,717,917	1		9,082,813
$25 Par (or similar) Retail Preferred	—	21,978	—		21,978
Convertible Bonds	—	741,625	—		741,625
Corporate Bonds	—	86,851,460	—		86,851,460
Asset-Backed Securities	—	37,469,356	—		37,469,356
Investment Companies	10,353,093	—	—		10,353,093

Short-Term Investments:
Repurchase Agreements	—	49,232,593	—		49,232,593
Total	$12,717,988	$971,611,578	$1		$984,329,567
*	Value equals zero as of the end of the reporting period.

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments was $1,059,954,827.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$8,694,530
Depreciation	(84,319,790)
Net unrealized appreciation (depreciation) of investments	$(75,625,260)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 24.5%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 11.0%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016